Investment in associated companies	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies	Investment in associated companies
As at June 30, 2023 and December 31, 2022, the carrying values of our investments in associated companies were as follows:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Sonadrill	59	49
Gulfdrill	8	4
Paratus Energy Services	—	31
Total investment in associated companies	67	84
Sonadrill
Sonadrill is a joint venture that presently operates three drillships focusing on opportunities in Angolan waters. Seadrill owns a 50% stake in Sonadrill, with the remaining 50% interest owned by Sonangol EP ("Sonangol"). Both companies initially committed to charter two units each into the joint venture. As of June 30, 2023, Sonadrill leased three drillships, including the Libongos and Quenguela from Sonangol, and the West Gemini from Seadrill. Seadrill manages all three units for the joint venture.
The Libongos has been operating within the joint venture since 2019, and the Quenguela commenced operations on its maiden contract in March 2022. On July 1, 2022, Seadrill novated their drilling contract for the West Gemini in Angola to the Sonadrill joint venture and leased the West Gemini to Sonadrill for the duration of that contract and the follow-on contract. The West Gemini is leased to Sonadrill at a nominal charter rate based on a commitment made under the terms of the joint venture agreement.
Seadrill's investment in the Sonadrill joint venture includes initial equity capital and certain other contingent commitments, including the commitment to charter up to two drillships to the joint venture at a nominal charter rate, contingent on Sonadrill obtaining drilling contracts for the units. The lease of the West Gemini to Sonadrill for the duration of the contracts for a nominal charter rate is considered part of Seadrill’s investment in the joint venture. As such, the company recorded a liability equal to the fair value of the lease at the commencement of the West Gemini lease to Sonadrill, with the offsetting entry being a basis difference against the investment in Sonadrill.
The remaining committed Seadrill rig will be leased to the joint venture once Sonadrill secures a drilling contract.
Gulfdrill
Seadrill owns a 50% stake in Gulfdrill, a joint venture that operates five premium jackups in Qatar with Qatargas. The remaining 50% interest is owned by Gulf Drilling International ("GDI"), which manages all five rigs. three of Seadrill's jackup rigs are leased to the joint venture, namely the West Castor, West Telesto, and West Tucana. The two additional units are leased from a third-party shipyard, and all costs associated with these units are borne by Gulfdrill.
During the second quarter, Seadrill commenced a sales process for Gulfdrill joint venture, as well as the three benign environment jackup rigs (West Castor, West Telesto, and West Tucana) currently leased to the Gulfdrill joint venture. Whilst the tender process is ongoing, the fact of a potential sale was announced on June 26, 2023. Refer to Note 27 - Assets held for sale for further information.
Paratus Energy Services Ltd
Paratus Energy Services Ltd ("PES"), formerly known as Seadrill New Finance Limited or "NSNCo", holds investments in SeaMex, Seabras Sapura, and Archer. On September 30, 2022, Seadrill entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The sale closed on February 24, 2023 for total consideration of $44 million. As the total consideration received approximated the book value disposed, a minor gain has been recognized in the income statement. In connection with the sale, on March 14, 2023, we provided each of PES and SeaMex Holdings with a termination notice regarding (i) the Paratus MSA and (ii) the SeaMex MSA, respectively. The Paratus MSA terminated on July 12, 2023 (subject to certain transitional services being provided), and the SeaMex MSA will terminate on September 10, 2023. The Paratus MSA termination did not have a material impact on the Company's financial results, likewise, we do not anticipate that the SeaMex MSA termination to have a materially impact on the financial condition of the Company.